CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total	Total	Share Capital		Legal Reserves	Share Premium	Currency Translation Adjustment	Other Reserves		Retained Earnings		Non-controlling interests
Balance (Previously stated) at Dec. 31, 2017		$ 11,580,970	$ 11,482,185	$ 1,180,537	[1]	$ 118,054	$ 609,733	$ (824,423)	$ (320,569)	[2]	$ 10,718,853		$ 98,785
Balance (Changes in accounting policies (Section II AP)) at Dec. 31, 2017		8,018	8,006						2,786	[2]	5,220		12
Balance at Dec. 31, 2017		11,588,988	11,490,191	1,180,537	[1]	118,054	609,733	(824,423)	(317,783)	[2]	10,724,073		98,797
Income (loss) for the year		873,900	876,063								876,063		(2,163)
Currency translation adjustment		(96,916)	(96,673)					(96,673)					(243)
Remeasurements of post employment benefit obligations, net of taxes		6,031	6,135						6,135	[2]			(104)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		(6,667)	(6,673)						(6,673)	[2]			6
From other comprehensive income of non-consolidated companies		(2,139)	(2,139)					1,848	(3,987)	[2]
Other comprehensive (loss) income for the year		(99,691)	(99,350)					(94,825)	(4,525)	[2]			(341)
Total comprehensive (loss) income for the year		774,209	776,713					(94,825)	(4,525)	[2]	876,063		(2,504)
Acquisition and other changes in non-controlling interests	[3]	(24)	(2)						(2)	[2]			(22)
Dividends paid in cash		(487,681)	(484,020)								(484,020)		(3,661)
Balance at Dec. 31, 2018		11,875,492	11,782,882	1,180,537	[1]	118,054	609,733	(919,248)	(322,310)	[2]	11,116,116		92,610
Income (loss) for the year		731,258	742,686								742,686		(11,428)
Currency translation adjustment		(27,294)	(27,217)					(27,217)					(77)
Remeasurements of post employment benefit obligations, net of taxes		(7,727)	(7,132)						(7,132)	[2]			(595)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		2,332	1,605						1,605	[2]			727
From other comprehensive income of non-consolidated companies		(19,847)	(19,847)					(10,781)	(9,066)	[2]
Other comprehensive (loss) income for the year		(52,536)	(52,591)					(37,998)	(14,593)	[2]			55
Total comprehensive (loss) income for the year		678,722	690,095					(37,998)	(14,593)	[2]	742,686		(11,373)
Acquisition and other changes in non-controlling interests	[3]	117,985	1						1	[2]			117,984
Dividends paid in cash		(485,827)	(484,020)								(484,020)		(1,807)
Balance at Dec. 31, 2019		12,186,372	11,988,958	1,180,537	[1]	118,054	609,733	(957,246)	(336,902)	[2]	11,374,782		197,414
Income (loss) for the year		(642,417)	(634,418)								(634,418)	[4]	(7,999)
Currency translation adjustment		31,172	30,849					30,849					323
Remeasurements of post employment benefit obligations, net of taxes		(4,201)	(4,236)						(4,664)	[5]	428	[4]	35
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes		(7,456)	(5,079)						(5,079)	[5]			(2,377)
From other comprehensive income of non-consolidated companies		(30,551)	(30,551)					(31,977)	1,426	[5]
Other comprehensive (loss) income for the year		(11,036)	(9,017)					(1,128)	(8,317)	[5]	428	[4]	(2,019)
Total comprehensive (loss) income for the year		(653,453)	(643,435)					(1,128)	(8,317)	[5]	(633,990)	[4]	(10,018)
Acquisition and other changes in non-controlling interests	[6]	1,492	2						2	[5]			1,490
Dividends paid in cash		(87,938)	(82,637)								(82,637)	[4]	(5,301)
Balance at Dec. 31, 2020		$ 11,446,473	$ 11,262,888	$ 1,180,537	[7]	$ 118,054	$ 609,733	$ (958,374)	$ (345,217)	[5]	$ 10,658,155	[4]	$ 183,585

[1]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2019 and 2018 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[2]	Other reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations and the changes in value of cash flow hedges and in available for sale financial instruments.
[3]	Mainly related to Saudi Steel Pipe Company (“SSPC”) acquisition. See note 32.
[4]	The restrictions to the distribution of profits and payment of dividends according to Luxembourg Law are disclosed in note 26 (iii).
[5]	Other reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and the changes in financial instruments measured at fair value through other comprehensive income.
[6]	Mainly related to the agreement for the construction of Tenaris Baogang Baotou Steel Pipes Ltd. See note 34.
[7]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of 1.00 per share. As of December 31, 2020 there were 1,180,536,830 shares issued. All issued shares are fully paid.